Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information
Schedule of information by segment
	For the six months ended June 30,
	2024	2023
Revenue from China	$20,924,426	$19,216,905
Revenue directly from foreign countries	602,161	524,804
Total Revenue	$21,526,587	$19,741,709

Schedule of long-lived assets, by geographic information about the revenues
	Consumer Products		EV		Total
	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Revenue from external customers	$21,484,736	$19,637,609	$41,851	$104,100	$21,526,587	$19,741,709
Cost of revenue	16,717,284	15,645,881	6,674	40,998	16,723,958	15,686,879
Gross profit	4,767,452	3,991,728	35,177	63,102	4,802,629	4,054,830
Interest expenses	133,518	204,468	58,697	61,111	192,215	265,579
Depreciation & amortization	12,133	114,677	48,861	31,390	60,994	146,067
Capital expenditure	12,817	440	-	184,320	12,817	184,760
Segment assets	138,746,586	134,153,384	3,422,387	3,896,852	142,168,973	138,050,236
Segment profit	$1,782,209	$2,336,133	$(674,169)	$(443,609)	$1,108,040	$1,892,524